EQUITY, NET, Distribution of dividends (Details) S/ / shares in Units, S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 PEN (S/) S/ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/) S/ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/) S/ / shares	Dec. 31, 2020 USD ($)
Dividend distribution [Abstract]
Date of meeting held by management for dividends declared	Apr. 28, 2022	Apr. 28, 2022	Aug. 26, 2021	Aug. 26, 2021	Feb. 27, 2020	Feb. 27, 2020
Dividends distribution, net of treasury shares effect	S/ 1,196,422	$ 318,536	S/ 398,808	$ 96,540	S/ 2,392,844	$ 702,105
Payment of dividends per share (in sol per share)	S/ 15		S/ 5		S/ 30
Date of dividends payout	Oct. 06, 2022	Oct. 06, 2022	Jul. 10, 2021	Jul. 10, 2021	Aug. 05, 2020	Aug. 05, 2020
Exchange rate published by the SBS	3.756	3.756	4.131	4.131	3.4081	3.4081
Dividends payout (equivalent in thousands of US$)	S/ 1,196,422	$ 318,536	S/ 398,808	$ 96,540	S/ 2,392,844	$ 702,105
Withholding tax rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%